INVENTORIES (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Finished goods	$ 12,749	$ 12,786
Raw materials	970	1,021
Work in process		5
Inventory, Net, Total	$ 13,719	$ 13,812